Intangible assets and goodwill - Business combinations and goodwill (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 27, 2022	Jan. 22, 2022	Dec. 31, 2022	Jan. 25, 2022
Acquisition and disposal of subsidiaries in Russia
Total consideration to acquire studios			$ 67,062
Cash			55,667
Share Consideration			3,158
Deferred Share Consideration			8,237
Cash payments to be received by entity			55,667
Issue of ordinary shares related to business combination			(2,103)
Option recognized as of acquisition date			13,499
Incremental borrowing rate		3.00%
Unwinding discount from acquisition date to reporting date			$ 366
Gracevale Limited
Acquisition and disposal of subsidiaries in Russia
Percentage of Equity Interest	100.00%	100.00%
Total consideration to acquire studios	$ 70,000
Cash	55,517
Share Consideration	3,158
Deferred Share Consideration	8,237
Cash payments to be received by entity	$ 55,517
Price per share for option to acquire shares	$ 10.00
Lightmap Studio
Acquisition and disposal of subsidiaries in Russia
Percentage of Equity Interest	100.00%			100.00%
Total consideration to acquire studios	$ 150